Fair Value Measurements - Summary of Reconciliation of Warrant Liabilities Measured at Fair Value (Detail) - Fair Value, Recurring [Member] - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of Beginning	$ 78,048,668
Initial measurement on July 16, 2020		$ 54,988,834
Change in valuation	(17,028,800)	23,059,834
Fair value as of Ending	61,019,868	78,048,668
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of Beginning	24,918,668
Initial measurement on July 16, 2020		17,556,334
Change in valuation	(5,436,800)	7,362,334
Fair value as of Ending	19,481,868	24,918,668
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of Beginning	53,130,000
Initial measurement on July 16, 2020		37,432,500
Change in valuation	(11,592,000)	15,697,500
Fair value as of Ending	$ 41,538,000	$ 53,130,000